Cash flow information - Gross debt (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow information
Restricted cash	¥ 3,440,289	¥ 3,996,238
Cash and cash equivalents	1,077,875	565,027	¥ 847,767	¥ 78,158
Financial assets at fair value through profit or loss	1,690,967	2,540,925
Lease liabilities (Note 26)	(189,689)	(209,320)
?due within one year	(101,889)	(82,452)
?due after one year	(87,800)	(126,868)
Borrowings?repayable within one year	(3,218,566)	(3,386,100)
Gross debt	2,800,876	3,506,770	¥ 89,175	¥ (297,288)
Cash and liquid investments	6,209,131	7,102,190
Gross debt?fixed interest rates	¥ (3,408,255)	¥ (3,595,420)